Payroll and Related Benefits - Summary of Payroll and Related Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Share Of Equity Investment [line items]
Share-based payment expense	$ (625)	$ (644)	$ (570)
Payroll and related benefits	(139)	(151)	(150)
Payroll and related benefits [member]
Disclosure Of Share Of Equity Investment [line items]
Wages and salaries	(5,393)	(5,285)	(5,164)
Social security contributions	(797)	(770)	(804)
Other personnel cost	(702)	(683)	(689)
Share-based payment expense	(625)	(644)	(570)
Pension expense for defined contribution plans	(178)	(183)	(150)
Pension expense for defined benefit plans	(139)	(150)	(166)
Payroll and related benefits	$ (7,835)	$ (7,715)	$ (7,544)